PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

9.   PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Buildings	775,708	782,560	113,461
Medical equipment	484,653	532,165	77,157
Electronic and office equipment	57,215	58,038	8,415
Motor vehicles	3,718	3,717	537
Leasehold improvement and building improvements	78,724	75,032	10,879
Construction in progress	1,986,032	2,131,991	309,110
Total	3,386,050	3,583,503	519,559
Less: accumulated depreciation	(224,877)	(308,210)	(44,686)
Impairment charges	(16,148)	(16,148)	(2,341)
	3,145,025	3,259,145	472,532

Depreciation expenses were RMB55,030, RMB64,288 and RMB88,692 (US$12,859) for the years ended December 31, 2020, 2021 and 2022, respectively. Impairment loss of nil nil, and nil were recognized for network operating segment and impairment loss of nil, nil and nil for hospital operating segment for the years ended December 31, 2020, 2021 and 2022 respectively.

For the years ended December 31, 2020, 2021 and 2022, impairment of nil, RMB2,645 and nil was written off for network operating segment upon the disposal of medical equipment and construction project. Impairment of nil,nil and nil was written off for hospital operating segment.

For the year ended December 31, 2022, due to a series of cooperation agreemnets have been terminated by the Group and a cooperative hospital, RMB169,289 (US$24,545) decrease in construction in progress has been recorded accordingly.

The Group held equipment under operating lease contracts with customers with an original cost of RMB105,980 and RMB128,486 (US$18,629) and accumulated depreciation of RMB78,247 and RMB100,681 (US$14,597), as of December 31, 2021 and 2022, respectively.

The total net book value of the Group’s property, plant and equipment pledged as collateral for other borrowings as of December 31, 2021 and 2022 was RMB361,806 and RMB412,683 (US$ 59,833) (note 18), respectively.

The total net book value of the Group’s construction in progress pledged to secure bank and other borrowings as of December 31, 2021 and 2022 was RMB1,709,761 and RMB1,754,217 (US$ 254,338) (note 18), respectively.